                                   [LOGO]

                        G.T. GLOBAL GROWTH & INCOME FUND
                         SUPPLEMENT TO PROSPECTUS DATED
                                 MARCH 1, 1995

--------------------------------------------------------------------------------

The following information supersedes and replaces the description of the Fund's portfolio management team contained in the section of the Fund's Prospectus on page 26 entitled "Management":

"The investment professionals primarily responsible for the portfolio management of the Fund are as follows:
                              GROWTH & INCOME FUND

                                  RESPONSIBILITIES FOR                           BUSINESS EXPERIENCE
NAME/OFFICE                             THE FUND                                   LAST FIVE YEARS
------------------------  ------------------------------------  ------------------------------------------------------
Nicholas S. Train         Portfolio Manager since 1991          Portfolio Manager for G.T. Capital since 1991; prior
 London                                                          thereto, Portfolio Manager for G.T. Management PLC
                                                                 (London).
Paul Griffiths            Portfolio Manager since 1995          Portfolio Manager for G.T. Management PLC (London) and
 London                                                          G.T. Capital since 1994; from 1993 to 1994, Global
                                                                 Bond Fund Manager, Lazard Investors; from 1991 to
                                                                 1993, Global Bond Fund Manager, Sanwa International
                                                                 PLC; from 1989 to 1991, Account Officer, Royal Bank
                                                                 of Canada."

On page 29, under "Other Information -- Confirmations and Reports to Shareholders," the following information should be inserted immediately prior to the last sentence of the paragraph: "Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated."

The following revisions have been made relating to the eligibility requirements for investing in Advisor Class shares of the G.T. Global Growth & Income Fund.

On page 9, under "Alternative Purchase Plan -- Advisor Class Shares," section
(b) is amended to read "any account with assets of at least $25,000 if (i) a financial planner, trust company... ," and section (c) is amended to read "any account with assets of at least $25,000 if (i) such account is established under a 'wrap fee' program... ." The rest of the qualifications in (b) and (c) and the other eligible groups described under sections (a), (d) and (e) in that paragraph remain unchanged.

Under "Other Information -- Custodian and Accounting Agent," it should be noted that effective July 1, 1995, G.T. Capital serves as each Fund's pricing and accounting agent. The monthly fee for these services to G.T. Capital is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by G.T. Capital ("G.T. Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the G.T. Funds.

GROSU51035MC                                                    October 20, 1995

                    [LOGO]  G.T. GLOBAL GROWTH & INCOME FUND
                          PROSPECTUS -- MARCH 1, 1995

--------------------------------------------------------------------------------

G.T. GLOBAL GROWTH & INCOME FUND ("Fund") is a mutual fund, organized as a non-diversified series of G.T. Investment Funds, Inc., seeking long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment manager in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.

The Fund's investment manager, G.T. Capital Management, Inc. ("G.T. Capital") is part of the G.T. Group, a leading international investment advisory organization with offices throughout the world that long has emphasized global investment.

This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1995, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information which may be amended or supplemented from time to time, is available without charge by writing to the Fund at 50 California Street, San Francisco, California 94111, or calling (800) 824-1580.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

An investment in the G.T. Global Growth & Income Fund offers the following advantages:

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge

/ / Exchange Privileges with the Corresponding Classes of the Other G.T. Global
    Mutual Funds

/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

FOR FURTHER INFORMATION, CONTACT (800) 824-1580 OR YOUR STOCKBROKER.

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        G.T. GLOBAL GROWTH & INCOME FUND

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Alternative Purchase Plan.................................................................          8
Investment Objective and Policies.........................................................          9
How To Invest.............................................................................         14
How To Make Exchanges.....................................................................         20
How to Redeem Shares......................................................................         21
Shareholder Account Manual................................................................         23
Calculation of Net Asset Value............................................................         24
Dividends, Other Distributions and Federal Income Taxation................................         24
Management................................................................................         26
Other Information.........................................................................         29

                               Prospectus Page 2

                        G.T. GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.

Investment Objective:                             The Fund seeks long-term capital appreciation together with current income
Principal Investments:         Invests  principally  in  blue-chip  equity  securities  and  high quality government bonds of issuers  located in the United  States and throughout the world
Investment Manager:            G.T.  Capital,  part of  the G.T.  Group, a  leading international investment advisory  organization  with  over  $22  billion  under management
Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure
  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and  distribution  fees at  the annualized  rate  of 0.35%  of the average daily net assets of the Class A shares
  Class B Shares:              Offered at net  asset value (a  maximum contingent deferred  sales charge  of 5% of the lesser of  the shares' net asset value or the original purchase  price is  imposed on  certain redemptions  made within  six years of date of  purchase) and subject to service and distribution fees at the annualized  rate of 1.00% of the  average daily net assets of the Class B shares
Shares Available Through:      Most  brokerage firms  nationwide, or directly  through the Fund's distributor
Exchange Privileges:           Shares of a class of the Fund  may be exchanged for shares of  the corresponding  class of other  G.T. Global Mutual  Funds without a sales charge
Dividends and Other Distribu-  Dividends paid quarterly from available net investment income  and
  tions:                       realized  net short-term  capital gains;  other distributions paid annually from realized net capital gain and net gains from foreign currency transactions, if any
Reinvestment:                  Distributions may be  reinvested automatically in  Fund shares  of the  distributing class or in shares of the corresponding class of other G.T. Global Mutual Funds without a sales charge
First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans)
Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans)
Net Asset Value:               Each   class  quoted  daily  in  the  financial  section  of  most newspapers
Other Features:
  Class A Shares:              Letter of Intent                  Reinstatement Privilege
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                                                                 Dollar Cost Averaging Program
  Class B Shares:              Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program

                               Prospectus Page 3

                        G.T. GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

THE FUND. G.T. Global Growth & Income Fund is a mutual fund organized as a non-diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. The Fund seeks long-term capital appreciation together with current income. Shares of the Fund's common stock are available through broker/dealers that have entered into agreements to sell shares with the Fund's distributor, G.T. Global Financial Services, Inc. ("G.T. Global"), or through exchanges for shares of the other G.T. Global Mutual Funds. Shares also may be acquired directly through the Fund's distributor. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/dealers or the transfer agent, G.T. Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."

INVESTMENT MANAGER AND ADMINISTRATOR. G.T. Capital is the Fund's investment manager and administrator. G.T. Capital provides investment management services to all of the G.T. Global Mutual Funds as well as other institutional, corporate and individual clients. G.T. Capital is part of the G.T. Group, a leading international investment advisory organization that long has emphasized global investing. The G.T. Group maintains fully-staffed investment offices in San Francisco, London, Tokyo, Toronto, Hong Kong, Singapore and Sydney. As of January 3, 1995, total assets under G.T. Group management exceeded $22 billion. Of this amount, more than $19 billion was invested in the securities of non-U.S. issuers. The companies comprising the G.T. Group are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."

INVESTMENT TECHNIQUES AND RISK FACTORS. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets. The Fund currently expects to choose its investments principally from issuers in the United States, Canada, Japan, Mexico, the Western European nations, New Zealand and Australia. See "Investment Objective and Policies." Consistent with the Fund's investment objective, G.T. Capital employs a conservative investment style in managing the Fund's assets, in order to attempt to limit volatility and risk to capital.

The Fund normally invests at least 65% of its total assets in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. High quality government bonds are those rated at the time of the Fund's investment within one of the two highest categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of equivalent quality in the judgment of G.T. Capital. The remainder of the Fund's assets may be invested in other equity securities and investment grade government and corporate debt securities which G.T. Capital believes will assist the Fund in achieving its objective.

The relative proportions of equity and debt securities held by the Fund at any one time will vary, and will depend upon G.T. Capital's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to economic and market changes, the Fund is authorized to invest up to 100% of its assets in either equity or debt securities.

The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. For temporary defensive purposes, the Fund may hold U.S. or foreign currency and/or invest any portion of its assets in high quality money market instruments of U.S. or foreign issuers. The Fund also may hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares, to meet its ordinary daily cash needs. See "Investment Objective and Policies" for a more complete discussion of the Fund's investment policies.

There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. The value of the

                               Prospectus Page 4

                        G.T. GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------
debt securities held by the Fund generally fluctuates inversely with interest rate movements. Certain investment grade debt securities may possess speculative qualities.

The Fund normally invests in a substantial number of issuers; however, the Fund's "non-diversified" classification under the Investment Company Act of 1940, as amended ("1940 Act") may cause the value of its shares to fluctuate more than the shares of a diversified fund. See "Investment Objective and Policies -- Risk Factors."

Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. The Fund's participation in the currency, options and futures markets involves certain risks and transaction costs. See "Investment Objective and Policies -- Risk Factors."

EXPENSES. The Fund pays G.T. Capital investment management and administration fees, based on the average daily net assets of the Fund, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.

As the Fund's distributor, G.T. Global collects the sales charges imposed on purchases of Class A shares, and reallows all or a portion of such charges to brokers that have made such sales. In addition, G.T. Global collects any contingent deferred sales charges that may be imposed on certain redemptions of Class A shares and on redemptions of Class B shares. G.T. Global also pays broker/ dealers upon their sales of Class B shares and pays broker/dealers and other financial institutions ongoing payments for servicing shareholder accounts and for sales efforts.

Pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act, with respect to its Class A shares, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares as reimbursement for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor.

Pursuant to a separate distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act with respect to its Class B shares, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of its Class B shares as reimbursement for its expenditures incurred in providing services as distributor. The Fund pays all expenses that are not assumed by G.T. Capital, G.T. Global or other agents. G.T. Capital and G.T. Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.85% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. See "Management."

                               Prospectus Page 5

                        G.T. GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables+*:

                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price).............................       4.75%         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum contingent deferred sales charge...........................................................        None         5.0%
  Redemption charges.................................................................................        None         None
  Exchange Fees:
    -- On first four exchanges each year.............................................................        None         None
    -- On each additional exchange...................................................................        $7.50       $7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management
    and administration fees..........................................................................        .97%         .97%
  12b-1 distribution and service fees................................................................        .35%        1.00%
  Other expenses.....................................................................................        .35%         .35%
                                                                                                       -----------  -----------
Total Fund Operating Expenses........................................................................       1.67%        2.32%
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------

Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                                            ONE YEAR    THREE YEARS  FIVE YEARS
                                                                                              -----     -----------     -----
Class A Shares (1).......................................................................   $      64    $      98    $     133
Class B Shares:..........................................................................          73          101          142
    Assuming a complete redemption at end of period (2)..................................          23           71          122
    Assuming no redemption...............................................................

                                                                                            TEN YEARS
                                                                                              -----
Class A Shares (1).......................................................................   $     234
Class B Shares:..........................................................................         262
    Assuming a complete redemption at end of period (2)..................................         262
    Assuming no redemption...............................................................

------------------
(1)  Assumes payment of maximum sales charge by the investor.
(2)  Assumes payment of the applicable contingent deferred sales charge.
+ The Fund is authorized to offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses" for Advisor Class shares are estimated to approximate 1.32%.
* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Expenses are based on the Fund's fiscal year ended October 31, 1994. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agent, legal, audit and other expenses. "Other expenses" may be reduced to the extent that (i) certain broker/dealers executing the Fund's portfolio transactions pay all or a portion of the Fund's custodian fees and transfer agency expenses, or (ii) fees received in connection with the lending of portfolio securities are used to reduce custodian fees. These arrangements are not anticipated to materially increase the brokerage commissions paid by the Fund. For the fiscal year ended October 31, 1994, without such reductions, "Other expenses" for the Fund would have been 0.38% for Class A shares and 0.38% for Class B shares. See "Management" herein and in the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.

                               Prospectus Page 6

                        G.T. GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional

Information. The financial statements and notes, for the fiscal year ended October 31, 1994, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.

                                                          CLASS B++
                                           ---------------------------------------
                                                                       OCTOBER 22,
                                           YEAR ENDED    YEAR ENDED      1992 TO
                                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                              1994         1993(A)       1992(A)
                                           -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period.....   $   6.29      $   5.28       $ 5.29
                                           -----------   -----------   -----------
Income from investment operations:.......
Net investment income....................       0.18          0.20         0.01
Net realized and unrealized gain (loss)
 on investments..........................      (0.03)         1.05        (0.02)
                                           -----------   -----------   -----------
Net increase (decrease) from investment
 operations..............................      (0.15)         1.25        (0.01)
                                           -----------   -----------   -----------
Distributions:
  Net investment income..................      (0.17)        (0.20)       (0.00)
  Net realized gain on investments.......      (0.06)        (0.00)       (0.00)
  Sources other than net income..........      (0.00)        (0.04)       (0.00)
                                           -----------   -----------   -----------
    Total distributions..................      (0.23)        (0.24)       (0.00)
                                           -----------   -----------   -----------
Net asset value, end of period...........   $   6.21      $   6.29       $ 5.28
                                           -----------   -----------   -----------
                                           -----------   -----------   -----------
Total investment return (e)..............       2.48%         24.3%        (0.2)%(b)
                                           -----------   -----------   -----------
                                           -----------   -----------   -----------
Ratios and supplemental data:
Net assets, end of period (in 000's).....   $359,242      $150,768       $  280
Ratio of net investment income to average
 net assets..............................       2.65%          2.6%         N/A(d)
Ratio of expenses to average net assets
 before expense reductions...............       2.35%
Ratio of expenses to average net assets..       2.32%          2.5%         N/A(d)
Portfolio turnover rate+++...............        117%           24%          53%

                                                                   CLASS A+
                                           --------------------------------------------------------
                                                                                 SEPTEMBER 25, 1990
                                                  YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                           ------------------------------------    OPERATIONS) TO
                                             1994    1993(A)    1992     1991     OCTOBER 31, 1990
                                           --------  --------  -------  -------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period.....  $   6.29  $   5.28  $  5.25  $  4.77        $ 4.76
                                           --------  --------  -------  -------       -------
Income from investment operations:.......
Net investment income....................      0.22      0.24*    0.21*    0.27*         0.01*
Net realized and unrealized gain (loss)
 on investments..........................     (0.03)     1.05     0.10     0.47          0.00
                                           --------  --------  -------  -------       -------
Net increase (decrease) from investment
 operations..............................     (0.19)     1.29     0.31     0.74          0.01
                                           --------  --------  -------  -------       -------
Distributions:
  Net investment income..................     (0.21)    (0.24)   (0.14)   (0.26)        (0.00)
  Net realized gain on investments.......     (0.06)    (0.00)   (0.14)   (0.00)        (0.00)
  Sources other than net income..........     (0.00)    (0.04)   (0.00)   (0.00)        (0.00)
                                           --------  --------  -------  -------       -------
    Total distributions..................     (0.27)    (0.28)   (0.28)   (0.26)        (0.00)
                                           --------  --------  -------  -------       -------
Net asset value, end of period...........  $   6.21  $   6.29  $  5.28  $  5.25        $ 4.77
                                           --------  --------  -------  -------       -------
                                           --------  --------  -------  -------       -------
Total investment return (e)..............      3.14%     25.1%     5.9%    19.1%          0.2%(b)
                                           --------  --------  -------  -------       -------
                                           --------  --------  -------  -------       -------
Ratios and supplemental data:
Net assets, end of period (in 000's).....  $317,847  $251,428  $27,754  $71,376        $9,486
Ratio of net investment income to average
 net assets..............................      3.30%      3.3%*     4.1%*     5.0%*          2.9%*(c)
Ratio of expenses to average net assets
 before expense reductions...............      1.70%
Ratio of expenses to average net assets..      1.67%      1.8%*     1.9%*     1.9%*          0.6%*(c)
Portfolio turnover rate+++...............       117%       24%      53%      46%         none

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
++   Commencing October 22, 1992 the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by G.T. Capital Management, Inc. of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the year ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the year ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.

                               Prospectus Page 7

                        G.T. GLOBAL GROWTH & INCOME FUND

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of the Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of the Fund represent interests in the same portfolio of investments of the Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.

Dividends and other distributions paid by the Fund with respect to its Class A and Class B shares are calculated in the same manner and at the same time. The per share dividends on Class B shares of the Fund will be lower than the per share dividends on Class A shares of the Fund as a result of the higher service and distribution fees applicable with respect to Class B shares.

CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.

CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in the Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. The higher service and distribution fees paid by the Class B shares of the Fund will cause that class to have a higher expense ratio and to pay lower dividends than Class A shares of the Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on the Class A shares. For example, if net asset value remains constant, the Class B shares' service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase. Thereafter, Class B shares would bear higher expenses. Investors who expect to maintain their investment in the Fund over the long-term but do not qualify for a reduced initial sales charge, might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and the annual service and distribution fees applicable to the Class A shares.

The "Hypothetical Example of Effect of Expenses" under "Prospectus Summary" shows for the Fund the cumulative expenses an investor would pay over time on a hypothetical investment in Class A

                               Prospectus Page 8

                        G.T. GLOBAL GROWTH & INCOME FUND
and Class B shares, assuming an annual return of 5%.

REDUCED SALES CHARGES. Class A share purchases over $50,000 and Class A share purchases made under the Fund's reduced sales charge plans may be made at a reduced initial sales charge. Purchases of $500,000 or more must be for Class A shares. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of the Fund may be waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in the Fund. The contingent deferred sales charge may be waived upon redemption of certain Class B shares. Investors eligible for complete initial sales charge waivers should purchase Class A shares. See "How to Invest" for a complete list of initial sales charge waivers applicable to Class A purchases and contingent deferred sales charge waivers applicable to Class B purchases. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate G.T. Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Fund.

ADVISOR CLASS SHARES. Advisor Class shares may be offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 250 employees; (b) any account investing at least $25,000 in one or more G.T. Global Mutual Funds if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and
(ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account investing at least $25,000 in one or more G.T. Global Mutual Funds if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with the G.T. Group; and (e) any of the companies comprising or affiliated with the G.T. Group.

See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of the Fund and "Dividends, Other Distributions and Federal Income Taxation," and "Valuation of Shares" for other differences between these two classes.

--------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of U.S. securities. See "Investment Objective and Policies -- Risk Factors." There is no assurance that the Fund's investment objective will be achieved.

Consistent with the Fund's investment objective, G.T. Capital employs a conservative investment style in managing the Fund's assets. In so doing G.T. Capital attempts to limit volatility and risk to capital.

At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's or S&P or, if unrated, are deemed to be of

                               Prospectus Page 9

                        G.T. GLOBAL GROWTH & INCOME FUND
equivalent quality in the judgment of G.T. Capital.

Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which G.T. Capital believes will assist the Fund in achieving its objective. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories of Moody's or S&P, or, if unrated, deemed to be of equivalent quality in the judgment of G.T. Capital. Securities rated in the lowest category of investment grade, Baa, are described by Moody's as having speculative characteristics.

The equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. Such government securities also may include debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.

The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Mexico, the Western European nations, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issues of not less than three different countries and issuers of any one country, other than the U.S., will represent no more than 40% of the Fund's total assets. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. G.T. Capital allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The relative proportions of equity and debt securities held by the Fund at any one time will vary, and will depend upon G.T. Capital's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. For instance, if G.T. Capital expects the world's equity markets to produce strong appreciation, a relatively greater portion of the Fund's assets may be invested in equity securities. Conversely, if G.T. Capital believes equity markets will be weak for a period of time, the Fund may focus its investments on debt securities and higher yielding equity securities. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.

G.T. Capital attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors. In evaluating possible equity investments, G.T. Capital attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that G.T. Capital believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer which, for instance, has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. G.T. Capital seeks to avoid equity securities that appear overly speculative or risky, even if they have otherwise attractive features or investment potential.

In evaluating debt securities considered for the Fund, G.T. Capital analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it. G.T. Capital may increase the average maturity of the portion of the Fund's portfolio invested in debt obligations when it expects interest rates to decline, and may decrease such maturity when it expects interest rates to rise. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund for investment or on the average weighted maturity of the debt portion of the Fund's portfolio.

Should the rating of any debt security be revised while such security is owned by the Fund, G.T. Capital will evaluate what action, if any, is appropriate with respect to such security. A description of the Moody's and S&P ratings is included in the

                               Prospectus Page 10

                        G.T. GLOBAL GROWTH & INCOME FUND
"Appendix" to the Statement of Additional Information.

G.T. Capital generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the Fund may seek to protect itself against such negative currency movements through the use of hedging techniques. The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives". See "Options, Futures and Forward Currency Transactions."

OTHER POLICIES. The Fund may invest up to 10% of its net assets in illiquid securities and other securities for which no readily available market exists, and up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.

The Fund retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital, G.T. Capital may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign government or corporate issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. Money market instruments in which the Fund may invest include, but are not limited to, U.S. or foreign government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements relating to any of the foregoing.

From time to time, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, the Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow for leverage purposes nor will the Fund purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. See "Investment Objective and Policies" in the Statement of Additional Information.

The Fund is authorized to make loans of its portfolio securities to broker/dealers or to other institutional investors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. The Fund will limit its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

RISK FACTORS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and as such, generally entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims to such assets have been satisfied. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Further, investments in foreign governmental issuers of debt involve special risks, including the risk that such governmental issuers may be unable or unwilling to repay principal and interest when due. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.

The Fund normally will invest in a substantial number of issuers; however, the Fund has registered

                               Prospectus Page 11

                        G.T. GLOBAL GROWTH & INCOME FUND
under the 1940 Act as a "non-diversified" mutual fund so that it will be able to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of a single issuer. Since, as a "non-diversified" fund, the Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Fund may be subject to greater investment and credit risk with respect to its portfolio than a fund which is diversified.

According to G.T. Capital, as of December 31, 1994, over 63% of the total equity market capitalization worldwide was represented by non-U.S. equity securities, and as of December 31, 1994, more than 63% of the value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the U.S. have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, G.T. Capital believes that the Fund's policy of investing in equity and debt securities of issuers throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund that invest solely in U.S. equity and debt securities.

Nonetheless, foreign investing does entail certain risks. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

In addition, with respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. G.T. Capital will rely on its worldwide financial and investment expertise to attempt to limit these risks.

Since the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, the Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, government intervention, speculation and other economic and political conditions.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities; this strategy will be employed only when, in the opinion of G.T. Capital, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.

In seeking to protect against currency exchange rate or interest rate changes that are adverse to its present or prospective positions, the Fund may employ certain risk management practices involving the use of forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to reduce the overall level of investment risk normally associated with the Fund. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that the Fund's risk management policies will succeed. These techniques are described below and are detailed further in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the

                               Prospectus Page 12

                        G.T. GLOBAL GROWTH & INCOME FUND
purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. For example, when the Fund anticipates making a purchase or sale of a security, the Fund may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when G.T. Capital believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency G.T. Capital expects to decline in an amount approximating the value of some or all of the Fund's portfolio securities denominated in a foreign currency. The Fund also may purchase and sell put and call options on currencies to hedge against movements in exchange rates. Premiums paid for currency options held by the Fund may not exceed 5% of the Fund's total assets. The Fund may also purchase and sell currency futures contracts and options on such futures contracts to hedge the Fund's portfolio against movements in foreign currency exchange rates.

In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that G.T. Capital intends to include in the Fund's portfolio. The Fund also may write call and put options and buy put and call options on stock indices. Such stock index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.

Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

In addition, the Fund may write and purchase put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.
These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which the Fund may enter into forward contracts or futures contracts or engage in options transactions. See "Taxes" in the Statement of Additional Information.

Although the Fund might not employ any of the foregoing strategies, its use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on G.T. Capital's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need to defer closing out certain options, futures contracts and options thereon and forward currency contracts in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If G.T. Capital incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for the Fund, the Fund would be in a better position if it had not hedged at all. The Fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases a

                               Prospectus Page 13

                        G.T. GLOBAL GROWTH & INCOME FUND
security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by G.T. Capital to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. G.T. Capital will review and monitor the creditworthiness of such institutions under the Board's general supervision. See "Investment Objective and Policies -- Repurchase Agreements" in the Statement of Additional Information.

OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.

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                                 HOW TO INVEST

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GENERAL. The Fund is authorized to issue three classes of shares. Class A shares are sold to investors subject to an initial sales charge, while Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses and a contingent deferred sales charge payable upon certain redemptions. The third class of shares of the Fund, the Advisor Class, may be offered through a separate prospectus only to certain investors. Investors known to be eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by the Fund. See "Alternative Purchase Plan."

Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) and other tax-qualified employer-sponsored retirement accounts, if made by such investors under a systematic investment plan providing for monthly or quarterly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "How to Invest -- Public Offering Price." The Fund and G.T. Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUND. ALL SHARE PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Fund may be purchased through broker/dealers with which G.T. Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day,

                               Prospectus Page 14

                        G.T. GLOBAL GROWTH & INCOME FUND
provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/ dealer, at the investor's option, subsequent purchases may be made directly through G.T. Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with G.T. Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with G.T. Global or directly through G.T. Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through G.T. Global, the Fund's distributor, by completing and signing the Account Application located at the end of this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Fund through G.T. Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

                           PURCHASING CLASS A SHARES

The Fund's public offering price per Class A share is equal to the net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule.

                         SALES CHARGE AS PERCENTAGE       DEALER
                                     OF               REALLOWANCE AS
AMOUNT OF PURCHASE       --------------------------    PERCENTAGE OF
AT THE PUBLIC             OFFERING         NET         THE OFFERING
OFFERING PRICE              PRICE      INVESTMENT          PRICE
-----------------------  -----------  -------------  -----------------
Less than
  $50,000..............        4.75%        4.99 %            4.25%
$50,000 but less than
  $100,000.............        4.00%        4.17 %            3.50%
$100,000 but less than
  $250,000.............        3.00%        3.09 %            2.75%
$250,000 but
  less than
  $500,000.............        2.00%        2.04 %            1.75%
$500,000 or more.......        0.00%        0.00 %           *

------------------
* G.T. Global will pay the following commissions to brokers that initiate and are responsible for purchases of any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate brokerage commission to be paid in connection with the transaction, G.T. Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.

All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amounts equalling at least $500,000 will be subject to a contingent deferred sales charge, for the first two years after their purchase, as described under "Contingent Deferred Sales Charge -- Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.

From time to time, G.T. Global may reallow to broker/dealers the full amount of the sales charge on Class A shares or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, G.T. Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that G.T. Global reallows the full amount of the sales charge to broker/ dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

                               Prospectus Page 15

                        G.T. GLOBAL GROWTH & INCOME FUND

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant Keogh-type plans (that is, a self-employed individual retirement plan ("Keogh Plan")). This also includes purchases made by a company controlled by such individual(s).

(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above.

Or

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 250 employees.

(ii) Current or retired Trustees, Directors and officers of the investment companies for which G.T. Capital serves as investment manager and/or administrator; employees or retired employees of the companies comprising the G.T. Group or affiliated companies of the G.T. Group; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.

(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with G.T. Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with G.T. Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with G.T. Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the G.T. Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the G.T. Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the G.T. Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other G.T. Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the G.T. Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with G.T. Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming G.T. Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in G.T. Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with G.T. Global regarding such accounts.

REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in the Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other G.T. Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the

                               Prospectus Page 16

                        G.T. GLOBAL GROWTH & INCOME FUND
federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Fund may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of the other G.T. Global Mutual Funds (other than G.T. Global Dollar Fund) plus (c) the current public offering price of all shares of G.T. Global Mutual Funds (other than shares of G.T. Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or G.T. Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER G.T. GLOBAL MUTUAL FUNDS (OTHER THAN G.T. GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Fund and the Class A shares of other G.T. Global Mutual Funds (other than G.T. Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of G.T. Global Mutual Fund Class A shares (other than shares of G.T. Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to G.T. Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LETTER OF INTENT APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER G.T. GLOBAL MUTUAL FUNDS (OTHER THAN G.T. GLOBAL DOLLAR FUND). THE VALUE OF CLASS B SHARES OF ANY G.T. GLOBAL MUTUAL FUND WILL NOT BE COUNTED TOWARD THE FULFILLMENT OF AN LOI.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. Purchases of Class A shares of two or more G.T. Global Mutual Funds (other than the G.T. Global Dollar Fund) may be combined for this purpose, and the right of accumulation also applies to such purchases. If a shareholder within two years after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more as described above under "Purchasing Class A shares," a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares that are redeemed will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than two years after their purchase. Such shares purchased in amounts of at least $500,000 without a sales charge may be exchanged for Class A shares of another G.T. Global Mutual Fund (other than G.T. Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below are applied to redemptions of Class A shares upon which a contingent deferred sales charge is imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on

                               Prospectus Page 17

                        G.T. GLOBAL GROWTH & INCOME FUND
the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to G.T. Global.

                           PURCHASING CLASS B SHARES

The public offering price of the Class B shares of the Fund is the next determined net asset value per share. No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.

Class B shares of the Fund that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no charge is imposed on increases in net asset value above the original purchase price:

                                          CONTINGENT DEFERRED SALES
                                        CHARGE AS A PERCENTAGE OF THE
                                        LESSER OF NET ASSET VALUE AT
                                                 REDEMPTION
                                               OR THE ORIGINAL
          REDEMPTION DURING                    PURCHASE PRICE
--------------------------------------  -----------------------------
1st Year Since Purchase...............                    5%
2nd Year Since Purchase...............                    4%
3rd Year Since Purchase...............                    3%
4th Year Since Purchase...............                    3%
5th Year Since Purchase...............                    2%
6th year Since Purchase...............                    1%
Thereafter............................                    0%

In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares. The amount of any contingent deferred sales charge will be paid to G.T. Global.

                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS

The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with the Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances:
(1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distributions made in connection with a G.T. Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(4) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; and (6) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in G.T. Global Mutual Funds, which are permitted to be made without penalty pursuant

                               Prospectus Page 18

                        G.T. GLOBAL GROWTH & INCOME FUND
to the Code (other than tax-free rollovers or transfers of assets) and the proceeds of which are reinvested in Fund shares; (8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;
(11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (13) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof, where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Fund through the G.T. Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Fund in cash. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or G.T. Global for more information.

DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is a systematic, disciplined investment method through which a shareholder invests the same dollar amount each month; accordingly, the investor purchases more shares when the Fund's net asset value is relatively low and fewer shares when the Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. The G.T. Dollar Cost Averaging Program provides a convenient means for investors to use this method to purchase either Class A or Class B shares of the G.T. Global Mutual Funds. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases through periods of low price levels.

A participant in the G.T. Dollar Cost Averaging Program first designates the size of his or her monthly investment in the Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the G.T. Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the G.T. Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. For more information about the G.T. Dollar Cost Averaging Program, investors should consult their brokers or G.T. Global.

CERTIFICATES. In the interest of economy and convenience, physical certificates representing the Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND AND G.T. GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

                               Prospectus Page 19

                        G.T. GLOBAL GROWTH & INCOME FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------

Shares of the Fund may be exchanged for shares of any of the other G.T. Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of G.T. Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED FOR CLASS A SHARES OF OTHER G.T. GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER G.T. GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Other than the Fund, the G.T. Global Mutual Funds currently include:

      -- G.T. GLOBAL: WORLDWIDE GROWTH FUND
      -- G.T. GLOBAL: INTERNATIONAL GROWTH FUND
      -- G.T. GLOBAL EMERGING MARKETS FUND
      -- G.T. GLOBAL HEALTH CARE FUND
      -- G.T. GLOBAL TELECOMMUNICATIONS FUND
      -- G.T. GLOBAL INFRASTRUCTURE FUND
      -- G.T. GLOBAL FINANCIAL SERVICES FUND
      -- G.T. GLOBAL NATURAL RESOURCES FUND
      -- G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- G.T. GLOBAL: NEW PACIFIC GROWTH FUND*
      -- G.T. GLOBAL: EUROPE GROWTH FUND
      -- G.T. LATIN AMERICA GROWTH FUND
      -- G.T. GLOBAL: JAPAN GROWTH FUND
      -- G.T. GLOBAL: AMERICA GROWTH FUND
      -- G.T. GLOBAL GOVERNMENT INCOME FUND
      -- G.T. GLOBAL STRATEGIC INCOME FUND
      -- G.T. GLOBAL HIGH INCOME FUND
      -- G.T. GLOBAL DOLLAR FUND
--------------
*   Formerly G.T. Pacific Growth Fund

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

A shareholder interested in making an exchange should write or call his or her broker or the Transfer Agent to request the prospectus of the other G.T. Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.

EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or the Transfer Agent by telephone at the appropriate toll free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Fund, G.T. Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Fund may be liable for any losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Fund's or G.T. Global's refusal to accept further purchase and exchange orders from the investor or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.

                               Prospectus Page 20

                        G.T. GLOBAL GROWTH & INCOME FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers which sell shares may redeem shares through such broker/dealers; if the shares are held in the broker/dealer's "street name" the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of the Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKERS/DEALERS. Shareholders with accounts at broker/dealers which sell shares of the Fund may submit redemption requests to such broker/dealers. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next computed after the broker/dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares). Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institutions. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may

                               Prospectus Page 21

                        G.T. GLOBAL GROWTH & INCOME FUND
not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, G.T. Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Fund may be liable for any losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the G.T. Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her broker or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or post effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100 or more).

                               Prospectus Page 22

                        G.T. GLOBAL GROWTH & INCOME FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders also may place such orders directly through G.T. Global in accordance with this Manual. See "How to Invest ;" "How to Make Exchanges;" "How to Redeem Shares"; and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

The Fund's Transfer Agent is G.T. GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    G.T. Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO G.T. GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: G.T. GLOBAL
         Account No. 4023-050701
(Stating Fund name, class of shares, shareholder's registered name and account number)

EXCHANGES BY TELEPHONE

Call G.T. Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the G.T. Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    G.T. Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call G.T. Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    G.T. Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the instructions but send to the following:

    G.T. Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call G.T. Global at 1-800-223-2138.

                               Prospectus Page 23

                        G.T. GLOBAL GROWTH & INCOME FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all the Fund's liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.

Equity securities are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when G.T. Capital deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by the Company's Board of Directors. Securities quoted in foreign currencies will be valued in U.S. dollars based on the prevailing exchange rates on that day.

The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset values of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of the Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. It is expected, however, that the net asset value per share of Class A and Class B shares of the Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes. The per share net asset value and dividends of the Advisor Class shares of the Fund generally will be higher than that of the Class A and Class B shares of the Fund because of the absence of 12b-1 service and distribution fees with respect to Advisor Class shares.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or

                               Prospectus Page 24

                        G.T. GLOBAL GROWTH & INCOME FUND
other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares will be lower than the per share income dividends on Class A shares as a result of the higher service and distribution fees applicable to Class B shares; the per share income dividends on both such classes of shares will be lower than the per share income dividends on the Advisor Class shares as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another G.T. Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares, and whether paid in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to for such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

                               Prospectus Page 25

                        G.T. GLOBAL GROWTH & INCOME FUND

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another G.T. Global Mutual Fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or any other G.T. Global Mutual Fund on which an initial sales charge normally is imposed without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by G.T. Capital as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays G.T. Capital investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. This rate is higher than that paid by most mutual funds.

G.T. Capital, organized in 1973, provides investment management and/or administration services to all the G.T. Global Mutual Funds as well as to other institutional, corporate and individual clients. The offices of G.T. Capital are located at 50 California Street, 27th Floor, San Francisco, California 94111.

G.T. Capital is the U.S. member of the G.T. Group, an international investment advisory organization established in 1969 for the purpose of rendering international portfolio management services to both institutional and individual clients. Since the G.T. Group was established, it has gained a reputation as a leader in identifying and investing in emerging and established markets around the world. As of January 3, 1995, aggregate assets under G.T. Group management exceeded $22 billion, of which more than $19 billion was invested in the securities of non-U.S. issuers.

In addition to the San Francisco office, the G.T. Group maintains investment offices in London, Hong Kong, Tokyo, Toronto, Singapore and Sydney. Many of G.T. Capital's investment managers are natives of the countries in which they invest, and have the advantage of being close to the financial markets they follow and speaking the languages of local corporate and government leaders. G.T. Capital's experienced management team is situated to react quickly to changes in foreign markets which are in time zones different from those in the United States.

                               Prospectus Page 26

                        G.T. GLOBAL GROWTH & INCOME FUND

G.T. Capital and the other companies in the G.T. Group are subsidiaries of BIL GT Group Limited ("BIL GT Group"), a financial services holding company. BIL GT Group in turn is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. Its principal business address is Harrengasse 12, FL-9490, Vaduz, Liechtenstein.

In managing the Fund, G.T. Capital employs a team approach, taking advantage of the resources of its various investment offices around the world in seeking to achieve the Fund's objectives. In addition, in managing the Fund these individuals utilize the research and related work of other members of G.T. Capital's investment staff. The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                              GROWTH & INCOME FUND

                                               RESPONSIBILITIES FOR                      BUSINESS EXPERIENCE
NAME/OFFICE                                          THE FUND                              LAST FIVE YEARS
-----------------------------------  ----------------------------------------  ----------------------------------------
Nicholas S. Train                    Portfolio Manager (asset allocation and   Portfolio Manager for G.T. Management
 London                               non-U.S. security selection) since 1991   PLC (London); Portfolio Manager for
                                                                                G.T. Capital since 1991
Soraya M. Betterton                  Portfolio Manager (U.S. and Latin         Portfolio Manager of G.T. Capital
 San Francisco                        America security selection) since 1991
Gary Kreps                           Overall supervision and asset allocation  Chief Investment Officer -- Global Fixed
 San Francisco                        of established market debt investments    Income Investments for G.T. Capital
                                      since 1992                                since 1992; From 1988 to 1992, Mr.
                                                                                Kreps was the Senior Vice President for
                                                                                Global Fixed Income of Putnam
                                                                                Management Co. (Boston)
Paul Murray-John                     Portfolio Manager (established market     Trader for G.T. Management PLC (London)
 London                               debt selection) since 1994                since 1993; From 1992 to 1993, Mr.
                                                                                Murray-John was an Analyst, Bloomberg,
                                                                                L.P. Prior thereto, he was Fund Manager
                                                                                for Robert Fleming & Co.; Portfolio
                                                                                Manager of G.T. Capital since 1994

In placing orders for the Fund's portfolio transactions, G.T. Capital seeks to obtain the best net results. G.T. Capital has no agreement or commitment to place orders with any broker/dealer. Commissions or discounts in foreign securities exchanges and OTC markets often are fixed and generally are higher than those in U.S. securities exchanges or markets. Consistent with its obligation to obtain best net results, G.T. Capital may consider a broker/dealer's sale of shares of the G.T. Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any of the BIL GT Group affiliates.

The Fund's portfolio turnover rate during the fiscal year ended October 31, 1994 was 117%. However, G.T. Capital does not regard portfolio turnover as a limiting factor and will buy or sell securities for either Fund as necessary in response to market conditions to meet the Fund's objective. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. Increase in portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads and other costs that a Fund will bear directly, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

DISTRIBUTION OF FUND SHARES. G.T. Global is the distributor, or principal underwriter, of the Fund's Class A and Class B shares. Like G.T. Capital, G.T. Global is a subsidiary of BIL GT Group with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, G.T. Global collects the sales charges imposed on purchases of Class A shares and reallows a portion of such charges to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, G.T. Global collects any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares.

                               Prospectus Page 27

                        G.T. GLOBAL GROWTH & INCOME FUND

G.T. Global, at its own expense, may provide additional promotional incentives to brokers that sell shares of the Fund and/or shares of the other G.T. Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the G.T. Global Mutual Funds, and/or other events sponsored by the broker. In addition, G.T. Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A Shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to the Fund's Class B shares ("Class B Plan"), the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Global's service and distribution expenses under the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by G.T. Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Fund; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to G.T. Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/ dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, G.T. Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks may also execute dealer agreements with G.T. Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 28

                        G.T. GLOBAL GROWTH & INCOME FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, such as an additional investment, a redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and financial statements relating to the Fund. In addition, the federal income tax status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV.

ORGANIZATION. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was G.T. Global Income Series, Inc. From time to time, the Company may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of the Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares, and 100 million shares have been classified as Advisor Class shares. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results

                               Prospectus Page 29

                        G.T. GLOBAL GROWTH & INCOME FUND
to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions at net asset value on the reinvestment date as established by the Board of Directors.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data for the Fund. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by G.T. Global Investor Services, Inc. The Transfer Agent is an affiliate of G.T. Capital and G.T. Global and a subsidiary of BIL GT Group, and maintains its offices at 50 California Street, 27th Floor, San Francisco, California 94111.

CUSTODIAN AND ACCOUNTING AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets and serves as the Fund's accounting agent.

COUNSEL. The law firm of Kirkpatrick & Lockhart, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart also acts as counsel to G.T. Capital, G.T. Global and G.T. Global Investor Services, Inc. in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 30

                        G.T. GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 31

                        G.T. GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 32

                        G.T. GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 33

[LOGO]
                              G.T. GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                  ACCOUNT APPLICATION
                              SAN FRANCISCO, CA 94120-7345
                              800/223-2138

 / / INDIVIDUAL / / JOINT TENANT / / GIFT/TRANSFER FOR
 MINOR / / TRUST / / CORP.
 ACCOUNT REGISTRATION
 / / NEW ACCOUNT
 / / ACCOUNT REVISION (Account No.:
 ---------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


                                -----------------------------------------------------------------
                                Social  Security  Number  /  /  or Tax  I.D.  Number  /  / (Check
                                applicable box)
  --------------------------    If more  than  one  owner, social  security  number  or  taxpayer
  Owner                         identification  number should be provided for first owner listed.
  --------------------------    If a purchase is made under Uniform Gift/ Transfer to Minors Act,
  Co-owner 1
  --------------------------    social  security   number  of   the  minor   must  be   provided.
  Co-owner 2                    Resident   of    /    /   U.S.        /   /    Other    (specify)
                                -----------------------------------------

                                                                (    )
  ------------------------------------------------------------  ---------------------------
  Street Address                                                Home Telephone
                                                                (    )
  ------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                         Business Telephone

FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "G.T. GLOBAL."

TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / / Class B Shares (Not available for purchases of $500,000 or more or for the
                   G.T. Global Dollar Fund).
If a class share box is not checked, your investment will be made in Class A shares.

                                                         INITIAL                                                     INITIAL
                                                         INVESTMENT                                                  INVESTMENT
07 / / G.T. GLOBAL WORLDWIDE GROWTH FUND                 $             03 / / G.T. GLOBAL EUROPE GROWTH FUND         $
                                                         ----------                                                  ----------
05 / / G.T. GLOBAL INTERNATIONAL GROWTH FUND             $             13 / / G.T. LATIN AMERICA GROWTH FUND         $
                                                         ----------                                                  ----------
16 / / G.T. GLOBAL EMERGING MARKETS FUND                 $             06 / / G.T. GLOBAL AMERICA GROWTH FUND        $
                                                         ----------                                                  ----------
11 / / G.T. GLOBAL HEALTH CARE FUND                      $             04 / / G.T. GLOBAL JAPAN GROWTH FUND          $
                                                         ----------                                                  ----------
15 / / G.T. GLOBAL TELECOMMUNICATIONS FUND               $             10 / / G.T. GLOBAL GROWTH & INCOME FUND       $
                                                         ----------                                                  ----------
19 / / G.T. GLOBAL INFRASTRUCTURE FUND                   $             09 / / G.T. GLOBAL GOVERNMENT INCOME FUND     $
                                                         ----------                                                  ----------
17 / / G.T. GLOBAL FINANCIAL SERVICES FUND               $             08 / / G.T. GLOBAL STRATEGIC INCOME FUND      $
                                                         ----------                                                  ----------
21 / / G.T. GLOBAL NATURAL RESOURCES FUND                $             18 / / G.T. GLOBAL HIGH INCOME FUND           $
                                                         ----------                                                  ----------
22 / / G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $             01 / / G.T. GLOBAL DOLLAR FUND                $
                                                         ----------                                                  ----------
02 / / G.T. GLOBAL NEW PACIFIC GROWTH FUND               $
                                                         ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of G.T. Global Dollar Fund and G.T. Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another G.T. Global Fund: Fund Name ------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE G.T. FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT G.T. GLOBAL FINANCIAL SERVICES, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL G.T. GLOBAL FINANCIAL SERVICES, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

     OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 -----------------------------------------------------------
 Date

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000
 Transfer Agent of the G.T. Global Mutual Funds,       may be wired or mailed to a Pre-Designated Account
 to honor any telephone, telex or telegraphic          at your bank. (Wiring instructions may be obtained
 instructions reasonably believed to be authentic      from your bank.) A bank wire service fee may be
 for redemption and/or exchange between a similar      charged.
 class of shares of any of the Funds distributed
 by G.T. Global Financial Services, Inc.               --------------------------------------------------
                                                       Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS
  / / I have completed and attached the                --------------------------------------------------
 Supplemental Application for:                         Bank Address
  / / AUTOMATIC INVESTMENT PLAN
 / / SYSTEMATIC WITHDRAWAL PLAN                        --------------------------------------------------
 OTHER                                                 Bank A.B.A Number                        Account
  / / I/We owned shares of one or more Funds           Number
      distributed by G.T. Global Financial
      Services, Inc. as of April 30, 1987 and          --------------------------------------------------
      since that date continuously have owned          Names(s) in which Bank Account is Established
      shares of such Funds. Attached is a schedule     A corporation (or partnership) must also submit a
      showing the numbers of each of my/our            "Corporate Resolution"
      Shareholder Accounts.                            (or "Certificate of Partnership") indicating the
                                                       names and titles of Officers authorized to act on
                                                       its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES
  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by G.T. Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER G.T. FUND ACCOUNTS:
 _____________      __________________________________
 _____________      __________________________________
 _____________      __________________________________
 Account Numbers                                 Account Registrations
 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the G.T. Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by G.T. Global Financial Services, Inc. ("G.T. Global"). All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to G.T. Global the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by G.T. Global or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to G.T. Global for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to G.T. Global, 50 California Street, 27th Floor, San Francisco, CA 94111.
 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with G.T. Global Financial Services, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify G.T. Global Financial Services, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.

 ------------------------------------------------------------------------------
 Investment Dealer Name
 ------------------------------------------------------------------------------
 Main Office Address   Branch Number  Representative's Number  Representative's
 Name
                                                                (     )
 ------------------------------------------------------------------------------
 Branch Address                                                        Telephone

 X
 ------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                  Title

[LOGO]
           G.T.  GLOBAL
           MUTUAL FUNDS
           P.O. Box 7345          SUPPLEMENTAL APPLICATION
           San Francisco, CA      SPECIAL INVESTMENT AND
           94120-7345             WITHDRAWAL OPTIONS
           800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other
---------------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the G.T. Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------

NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

           G.T. GLOBAL
           MUTUAL FUNDS                                                              AUTOMATIC INVESTMENT PLAN

[LOGO]

BANK AUTHORIZATION

-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number
I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the G.T.
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------   ---------------------------------------------------------
Account Holder's Name                                       Joint Account Holder's Name

X                                                           X
------------------------------------      --------------    ------------------------------------      --------------
Account Holder's Signature                Date              Joint Account Holder's Signature          Date

                                     (OVER)


SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO
MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the G.T. Global Mutual Funds to redeem the necessary number of / / Class
A or / / Class B shares from my/our G.T. Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $
-----------------

Please make checks payable to:  -------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  -------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  -------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.
AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the G.T. Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        --------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  --------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        --------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  --------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the G.T. Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the G.T. Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                        G.T. GLOBAL GROWTH & INCOME FUND

                                     [LOGO]
                           G.T. GLOBAL GROUP OF FUNDS

  G.T. GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE G.T. GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL G.T. GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

G.T. GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

G.T. GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

G.T. GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

G.T. GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

G.T. GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

G.T. GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

G.T. GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

G.T. GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

G.T. GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services.

/ / REGIONALLY DIVERSIFIED FUNDS

G.T. GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

G.T. GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

G.T. LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

G.T. GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

G.T. GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

G.T. GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

G.T. GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

G.T. GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

G.T. GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

G.T. GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., G.T. GLOBAL GROWTH & INCOME FUND, G.T. CAPITAL MANAGEMENT, INC. OR G.T. GLOBAL FINANCIAL SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                    GROPR50333MC